UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2013

Item #1. Reports to Stockholders.

Series	Sherwood Forest Alternative Fund

Semi-Annual Report to Shareholders

SHERWOOD FOREST ALTERNATIVE FUND

A series of The World Funds Trust
A “Series” Investment Company

For the Six Months Ended
January 31, 2013
(unaudited)

SHERWOOD FOREST ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS
January 31, 2013
(unaudited)

Number
of		Net	Fair
Shares	Security Description	Assets	Value

	EXCHANGE-TRADED FUNDS	11.86%

	Commodity	2.01%
12,500	PowerShares DB Base Metals Fund*		$243,251

	FIXED INCOME	1.00%
4,000	ProShares Short 20+ Treasury*		121,080

	HEALTHCARE	0.99%
2,800	Health Care Select Sector SPDR Fund		120,148

	INTERNATIONAL	4.77%
5,200	iShares FTSE China 25 Index Fund		215,644
24,200	iShares MSCI Japan Index Fund		241,274
5,900	WisdomTree India Earnings Fund		119,180

			576,098

	LEISURE	1.04%
2,500	Consumer Discretionary Select Sector SPDR Fund		125,325

	REAL ESTATE	2.05%
4,400	SPDR S&P Homebuilders ETF		126,808
1,800	iShares Dow Jones U.S. Real Estate Index Fund		121,086

			247,894

	TOTAL EXCHANGE-TRADED FUNDS	11.86%	1,433,796

	(Cost: $1,418,726)

	CASH & CASH EQUIVALENTS	89.73%
10,845,633	Federated Treasury Obligations Fund 0.01% **		10,845,633

	(Cost: $10,845,633)

	TOTAL INVESTMENTS	101.59%	12,279,429
	(Cost: $12,264,359)
	Other assets (liabilities), net	-1.59%	(192,267)

	NET ASSETS	100.00%	$12,087,162

*

Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund’s related Statement of Assets and Liabilities.)

**	Effective 7 day yield as of January 31, 2013.

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2013 (unaudited)

ASSETS
Investments at fair value (identified cost of $12,264,359) (Note 1)	$12,279,429
Receivable for securities sold	2,512,364
Receivable for capital stock sold	3,659
Interest receivable	28
Due from the advisor	5,369
Prepaid expenses	27,317

TOTAL ASSETS	14,828,166

LIABILITIES
Payable for securities purchased	2,731,135
Accrued 12b-1 fees	103
Accrued administration and transfer agent fees	2,586
Other accrued expenses	7,180

TOTAL LIABILITIES	2,741,004

NET ASSETS	$12,087,162

Net Assets Consist of:
Paid-in capital applicable to 503,418 no par value shares of beneficial interest outstanding	$13,810,088
Accunulated net investment income (loss)	(85,439)
Accumulated net realized gain (loss) on investments	(1,652,557)
Net unrealized appreciation (depreciation) of investments	15,070

Net Assets	$12,087,162

NET ASSET VALUE PER SHARE
Class A ($294,232 / 12,403 shares outstanding)	$23.72

Maximum offering price per share ($23.72 X 100/94.25)	$25.17

Price per share including DSC fee of 2% ($23.72 X .98)	$23.25

Class C ($267,542 / 11,620 shares outstanding)	$23.02

Price per share including DSC fee of 2% ($23.02 X .98)	$22.56

Class I ($10,433,491 / 433,517 shares outstanding)	$24.07

Class P ($1,091,897 / 45,878 shares outstanding)	$23.80

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENT OF OPERATIONS
Six months ended January 31, 2013 (unaudited)

INVESTMENT INCOME
Dividend	$100,852
Interest	256

Total investment income	101,108

EXPENSES
Investment management fees (Note 2)	61,606
Rule 12b-1 and servicing fees (Note 2)
Class A	175
Class C	1,085
Class P	1,416
Recordkeeping and administrative services (Note 2)	21,172
Accounting fees	10,082
Custody fees	5,663
Transfer agent fees (Note 2)	13,775
Professional fees	17,667
Filing and registration fees (Note 2)	10,387
Trustee fees	2,594
Compliance fees	4,716
Shareholder services and reports (Note 2)	17,290
Other	13,304

Total expenses	180,932
Fee waivers and reimbursed expenses (Note 2)	(76,606)

Net expenses	104,326

Net investment income (loss)	(3,218)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	353,741
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(31,073)

Net realized and unrealized gain (loss) on investments	322,668

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$319,450

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended
	January 31, 2013	Year ended
	(unaudited)	July 31, 2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(3,218)	$(254,035)
Net realized gain (loss) on investments	353,741	(1,785,387)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(31,073)	87,462

Increase (decrease) in net assets from operations	319,450	(1,951,960)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	-	(21,606)
Class C	-	(24,681)
Class I	-	(867,423)
Class P	-	(505,269)

Decrease in net assets from distributions	-	(1,418,979)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	192,518	53,071
Class C	124,742	52,400
Class I	184,628	1,400,235
Class P	394,247	2,533,132
Distributions reinvested
Class A	-	21,084
Class C	-	23,280
Class I	-	675,581
Class P	-	503,706
Shares redeemed
Class A	(50,255)	(630,549)
Class C	(75,476)	(1,583,563)
Class I	(850,015)	(5,017,928)
Class P	(391,842)	(12,835,054)

Increase (decrease) in net assets from capital stock transactions	(471,453)	(14,804,605)

NET ASSETS
Increase (decrease) during period	(152,003)	(18,175,544)
Beginning of period	12,239,165	30,414,709

End of period (including accumulated net investment income (loss) of $(85,439) and $(82,221), respectively)	$12,087,162	$12,239,165

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares(1)

	Six Months ended
	January 31, 2013		Year Ended July 31			Period June 11, 2009 to
	(unaudited)		2012	2011	2010	July 31, 2009*

Net asset value, beginning of period	$23.15		$26.64	$24.99	$26.60	$25.62

Investment activities
Net investment income (loss)	(0.03)		(0.35)	(0.27)	(0.30)	(0.06)
Net realized and unrealized gain (loss) on investments	0.60		(1.64)	1.92	(0.24)	1.04

Total from investment activities	0.57		(1.99)	1.65	(0.54)	0.98

Distributions
Net realized gain	-		(1.50)	-	(0.89)	-
Return of capital	-		-	-	(0.18)	-

Total distributions	-		(1.50)	-	(1.07)	-

Net asset value, end of period	$23.72		$23.15	$26.64	$24.99	$26.60

Total Return	2.46%	***	(7.54%)	6.60%	(2.17%)	3.83%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	1.90%	**	1.90%	1.90%	1.90%	1.90%	**
Net investment income (loss)	(0.26%)	**	(0.41%)	(1.02%)	(1.23%)	(1.84%)	**
Portfolio turnover rate	1101%	***	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$294		$147	$776	$311	$7

**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)
Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 1.24% for the six months ended January 31, 2013, 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.

(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares(1)

	Six Months ended
	January 31, 2013		Year Ended July 31			Period May 14, 2009 to
	(unaudited)		2012	2011	2010	July 31, 2009*

Net asset value, beginning of period	$22.55		$26.22	$24.77	$26.58	$25.81

Investment activities
Net investment income (loss)	(0.12)		(0.53)	(0.47)	(0.51)	(0.14)
Net realized and unrealized gain (loss) on investments	0.59		(1.64)	1.92	(0.23)	0.91

Total from investment activities	0.47		(2.17)	1.45	(0.74)	0.77

Distributions
Net realized gain	-		(1.50)	-	(0.89)
Return of capital	-		-	-	(0.18)	-

Total distributions	-		(1.50)	-	(1.07)	-

Net asset value, end of period	$23.02		$22.55	$26.22	$24.77	$26.58

Total Return	2.08%	***	(8.33%)	5.85%	(2.94%)	2.98%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	2.65%	**	2.65%	2.65%	2.65%	2.65%	**
Net investment income (loss)	(1.01%)	**	(2.16%)	(1.77%)	(1.98%)	(2.61%)	**
Portfolio turnover rate	1101%	***	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$268		$212	$1,854	$2,351	$656

*	Commencement of operations was May 14, 2009 for Class C.
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)
Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 1.24% for the six months ended January 31, 2013, 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.

(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class I Shares(1)

	Six Months ended					Period
	January 31, 2013		Year Ended July 31			February 13, 2009
	(unaudited)		2012	2011	2010	to July 31, 2009*

Net asset value, beginning of period	$23.45		$26.90	$25.15	$26.71	$25.00

Investment activities
Net investment income (loss)	-		(0.29)	(0.21)	(0.26)	(0.16)
Net realized and unrealized gain (loss) on investments	0.62		(1.66)	1.96	(0.23)	1.87

Total from investment activities	0.62		(1.95)	1.75	(0.49)	1.71

Distributions	-		-	-	-	-
Net realized gain	-		(1.50)	-	(0.89)
Return of capital	-		-	-	(0.18)	-

Total distributions	-		(1.50)	-	(1.07)	-

Net asset value, end of period	$24.07		$23.45	$26.90	$25.15	$26.71

Total Return	2.64%	***	(7.23%)	6.96%	(1.97%)	6.84%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	1.65%	**	1.65%	1.65%	1.65%	1.65%	**
Net investment income (loss)	(0.01%)	**	(1.15%)	(0.77%)	(0.98%)	(1.33%)	**
Portfolio turnover rate	1101%	***	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$10,433		$10,818	$15,716	$18,300	$11,336

*	Commencement of operations was February 13, 2009 for Class I.
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)
Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 1.24% for the six months ended January 31, 2013, 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.

(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class P Shares(1)

	Six Months ended					Period
	January 31, 2013		Year Ended July 31			March 25, 2009 to
	(unaudited)		2012	2011	2010	July 31, 2009*

Net asset value, beginning of period	$23.22		$26.73	$25.07	$26.69	$24.69

Investment activities
Net investment income (loss)	(0.03)		(0.35)	(0.27)	(0.32)	(0.16)
Net realized and unrealized gain (loss) on investments	0.61		(1.66)	1.93	(0.23)	2.16

Total from investment activities	0.58		(2.01)	1.66	(0.55)	2.00

Distributions	-		-	-	-	-
Net realized gain	-		(1.50)	-	(0.89)	-
Return of capital	-		-	-	(0.18)	-

Total distributions	-		(1.50)	-	(1.07)	-

Net asset value, end of period	$23.80		$23.22	$26.73	$25.07	$26.69

Total Return	2.50%	***	(7.51%)	6.62%	(2.20%)	8.10%	***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)(C)	1.90%	**	1.90%	1.90%	1.90%	1.90%	**
Net investment income (loss)	(0.26%)	**	(1.40%)	(1.02%)	(1.23%)	(1.73%)	**
Portfolio turnover rate	1101%	***	5840%	1959%	2121%	1286%	***
Net assets, end of period (000’s)	$1,092		$1,061	$12,069	$4,672	$476

*	Commencement of operations was March 25, 2009 for Class P.
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)
Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 1.24% for the six months ended January 31, 2013, 0.64% for the year ended July 31, 2012, 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.

(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C)	These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

SHERWOOD FOREST ALTERNATIVE FUND
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2013 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Sherwood Forest Alternative Fund (the “Fund”), formerly the Sherwood Forest Long/Short Fund, is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. WFT is authorized to issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 13, 2009 as a series of WFT. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class P. Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Effective February 22, 2013, the Sherwood Forest Alternative Fund was reorganized into the Dunham Alternative Strategy Fund, a separate series of the Dunham Funds. (Please see Note 7).

The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds (“ETFs”) which represent general asset classes, including: both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. Dollar. An ETF is a portfolio of investments designed to track a particular market segment or underlying index and may be structured as an open-end investment company, a partnership or a grantor trust.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Exchange Traded Funds	$1,433,796	$-	$-	$1,433,796
Cash & Cash Equivalents	10,845,633	-	-	10,845,633

	$12,279,429	$-	$-	$12,279,429

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector. The Fund held no Level 3 securities at any time during the six months ended January 31, 2013.

There were no transfers between levels during the six months ended January 31, 2013. It is the Fund’s policy to consider transfers into or out of all levels as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Master Limited Partnership Securities

The Fund has made certain investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1s.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2008 - 2010) and the current year, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended January 31, 2013, no reclassifications were made.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers four classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchases without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Sherwood Capital Management, LLC (“Adviser”) provides investment advisory services for an annual fee of 1.00% of average daily net assets. The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the six months ended January 31, 2013, the Adviser earned and waived $61,606 in advisory fees and reimbursed the Fund $15,000.

In the interest of limiting the operating expenses of the Fund, the Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2013, so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of Class I and 1.90% of Class P shares’ average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of January 31, 2013 was $386,861 which expires as follows:

Expiring	Amount

July 31, 2013	$92,977
July 31, 2014	91,040
July 31, 2015	126,238
July 31, 2016	76,606

$386,861

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A and Class P average daily net assets and 1.00% per annum on the Fund’s Class C average daily net assets. For the six months ended January 31, 2013, there were $175, $1,085 and $1,416 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended January 31, 2013, FDCC received no commissions from the sale of Fund shares. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Class A and Class C share redemptions occurring within 360 days and two years of purchase, respectively. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended January 31, 2013, FDCC received $810 of DSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on average daily net assets. CSS earned $21,172 for its services for the six months ended January 31, 2013.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $13,775 for its services for the six months ended January 31, 2013.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $10,082 for its services for the six months ended January 31, 2013.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended January 31, 2013 aggregated $83,602,385 and $89,457,237, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended January 31, 2013 and the year ended July 31, 2012 was as follows:

	Six months ended
	January 31, 2013	Year ended
	(unaudited)	July 31, 2012

Distributions paid from:
Ordinary income	$-	$1,311,643
Net realized gain	-	107,336

Total distributions	$-	$1,418,979

As of January 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Six months ended
	January 31, 2013	Year ended
	(unaudited)	July 31, 2012

Accumulated undistributed ordinary income (loss)	$(85,439)	$(82,221)
Capital loss carryforward	(1,652,557)	(1,645,918)
Unrealized appreciation (depreciation)	15,070	(314,237)

	$(1,722,926)	$(2,042,376)

The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses; and the tax treatment of certain positions, including partnerships and grantor trusts and the deferral of post-October losses and late year losses. Capital losses incurred after October 31 and ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

Cost of securities for Federal Income tax purposes is $12,264,359 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,557
Gross unrealized depreciation	(1,487)

Net unrealized appreciation (depreciation)	$15,070

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted December 22, 2010. The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses. As of January 31, 2013, the Fund had a short-term capital loss carryforward of $1,652,557 for federal income tax purposes available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. This loss may be carried forward indefinitely.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Six month ended		Six month ended
	January 31, 2013		January 31, 2013
	(unaudited)		(unaudited)
	Shares	Value	Shares	Value

Shares sold	8,198	$192,518	5,511	$124,742
Shares reinvested	-	-	-	-
Shares redeemed	(2,134)	(50,255)	(3,306)	(75,476)

Net increase/(decrease)	6,064	$142,263	2,205	$9,266

	Class I Shares		Class P Shares
	Six month ended		Six month ended
	January 31, 2013		January 31, 2013
	(unaudited)		(unaudited)
	Shares	Value	Shares	Value

Shares sold	7,851	$184,628	16,922	$394,247
Shares reinvested	-	-	-	-
Shares redeemed	(35,631)	(850,015)	(16,749)	(391,842)

Net increase/(decrease)	(27,780)	$(665,387)	173	$2,405

	Class A Shares		Class C Shares
	Year ended		Year ended
	July 31, 2012		July 31, 2012
	Shares	Value	Shares	Value

Shares sold	2,159	$53,071	2,220	$52,400
Shares reinvested	905	21,084	1,021	23,280
Shares redeemed	(25,854)	(630,549)	(64,532)	(1,583,563)

Net increase/(decrease)	(22,790)	$(556,394)	(61,291)	$(1,507,883)

	Class I Shares		Class P Shares
	Year ended		Year ended
	July 31, 2012		July 31, 2012
	Shares	Value	Shares	Value

Shares sold	56,000	$1,400,235	101,836	$2,533,132
Shares reinvested	28,663	675,581	21,553	503,706
Shares redeemed	(207,535)	(5,017,928)	(529,231)	(12,835,054)

Net increase/(decrease)	(122,872)	$(2,942,112)	(405,842)	$(9,798,216)

NOTE 6 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 7 – SUBSEQUENT EVENT

On November 20, 2012, the Board of Trustees of the World Funds Trust voted to approve an Agreement and Plan of Reorganization (the “Reorganization”) whereby the Fund would be reorganized into the Dunham Alternative Strategy Fund, a newly created series of the Dunham Funds, a separate and unaffiliated investment company, subject to shareholder approval. At a special meeting of the shareholders held on February 15, 2013, shareholders approved the Reorganization based on the following results:

Total outstanding shares:	510,791
Total Shares Voted:	291,900
Voted For:	291,900
Voted Against or Abstain:	-

The Reorganization was structured as a tax-free reorganization for federal tax purposes and became effective on February 22, 2013. Effective with the Reorganization, the Fund’s advisor and service providers changed.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

Annual Renewal of Investment Advisory Agreement - (unaudited)

At a meeting held on January 22, 2013, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and Sherwood Forest Capital Management, LLC (the “Adviser”) on behalf of the Sherwood Forest Alternative Fund (the “Fund”). Legal Counsel reviewed with the Board a memorandum from Counsel dated January 3, 2013, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Agreement”). A copy of this memorandum was circulated to the Trustees in advance of the meeting. Mr. Lively discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board reflected upon its discussions with a representative of the Adviser earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by Fund management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or the Adviser are responding to them; and (viii) a memorandum from Legal Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also considered the fact that a proposal was currently outstanding to reorganize the Fund into another registered investment company and the anticipated benefits of that reorganization if approved by shareholders.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Services Provided by the Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement. The Trustees reviewed the services being provided by the Adviser to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Fund among the service providers and the Independent Trustees; and its efforts to promote the Fund and grow its assets. The Trustees evaluated the Adviser’s personnel, including the education and experience of the Adviser’s personnel. The Trustees considered the expense limitation agreement in place for the Fund. After reviewing the foregoing information and further information in the materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Adviser.

In considering the investment performance of the Fund and the Adviser, the Trustees compared the short and long-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the Fund with the performance of comparable funds with similar objectives and size managed by other investment advisers. The Trustees noted that the Fund is now in a new “managed futures” category and noted its peers in such category. The Trustees noted that the Fund’s performance was lower than many of its peers in the very short term, but the Fund outperformed many of its peers in one- and three- year time periods. After reviewing and discussing the investment performance of the Fund further, the Adviser’s experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Adviser was satisfactory.

Costs of the Services to be provided and profits to be realized by the Adviser.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition and the level of commitment to the Fund and the Adviser by the principals of the Adviser; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund. The Trustees reflected on their discussions with representatives of the Adviser regarding the stability of the Adviser and its financial flexibility. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Fund’s management fee and expense ratios were in the mid to lower range of the comparable funds. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

Economies of Scale.

The Board next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement. The Trustees noted that the Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Fund’s expenses fell below the cap set by the arrangement. Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

Adviser’s Practices Regarding Possible Conflicts of Interest

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Legal Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to renew the Investment Advisory Agreement between the Trust and the Adviser for an additional one year period.

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2012 and held for the six months ended January 31, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 through January 31, 2013
Actual	$1,000	$1,024.62	$9.70
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.65

Class C Shares	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 through January 31, 2013
Actual	$1,000	$1,020.84	$13.50
Hypothetical (5% return before expenses)	$1,000	$1,011.75	$13.44

Class I Shares	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 through January 31, 2013
Actual	$1,000	$1,026.44	$8.43
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.39

Class P Shares	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 through January 31, 2013
Actual	$1,000	$1,024.98	$9.70
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.65

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C, 1.65% for Class I and 1.90% for Class P shares, multiplied by the average account value for each class for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Sherwood Forest Capital Management, LLC
1649 Brandywine Drive
Charlottesville, Virginia 22901

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group TM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and
for information on any series of The World Funds
Trust, investment plans, and other shareholder
services, call Commonwealth Shareholder Services
at (800) 673-0550 Toll Free.

ITEM 2.           CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.           SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.           CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.           EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III
Chief Executive Officer
(principal executive officer)
Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III
Chief Executive Officer
(principal executive officer)
Date: April 5, 2013

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Chief Financial Officer
(principal financial officer)
Date: April 5, 2013

* Print the name and title of each signing officer under his or her signature.